Variable Interest Entities and Other Consolidation Matters (Details) - Schedule of condensed balance sheet - VIE [Member] - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Current assets
Cash and cash equivalents	$ 207,252	$ 433,430
Restricted cash	41,231
Short-term investment	834,303	1,180,772
Accounts receivables	39,349	6,566
Accounts receivables – related parties	214,946	529,407
Due from related parties	72,363	372,759
Inventories	628,187	266,106
Advances to suppliers	392,776	1,594,278
Loans receivable from related parties, net - current portion,	6,661,290	9,673,893
Other receivables and other current assets	1,080,993	1,228,738
Total current assets	10,172,690	15,285,949
Non-current assets
Property, plant and equipment, intangible assets	653,752	391,161
Operating lease right of use asset	725,904	846,200
Loans receivable from related parties, non-current portion	1,631,340	4,136,657
Other non-current assets	66,784	558,702
Total non current assets	3,077,780	5,932,720
Total assets of VIE	13,250,470	21,218,669
Current Liabilities
Accruals and other payables	295,182	595,364
Accounts payable – related party	6,986	44,366
Accounts payable		15,695
Taxes payable	2,652,103	2,923,130
Operating lease liabilities - current	374,676	163,148
Amounts due to parent and non-VIE subsidiaries of the Company	9,343,423	6,670,432
Contract liability	1,343,442	114,916
Contract liability – related party-current	825,990	164,804
Total liabilities current	14,841,802	10,691,855
Non-current liabilities
Operating lease liabilities – non-current	393,509	537,432
Contract liability – related party-non current	150,494
Deferred income	236,290	1,263,840
Other non-current liabilites	130,131
Total liabilities non current	910,424	1,801,272
Total liabilities of VIE	$ 15,752,226	$ 12,493,127